Related Party Transactions - Shipbuilding and Site Supervision Services Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Related Party Transaction [Line Items]
Aggregate shipbuilding and site supervision costs	$ 379,035		$ 379,035		$ 237,647
Liquefied Natural Gas [Member] | Daewoo Shipbuilding [Member]
Related Party Transaction [Line Items]
Shipbuilding and site supervision costs	700	$ 300	1,500	$ 600
Liquefied Natural Gas [Member] | Teekay Corporation Subsidiaries [Member] | Daewoo Shipbuilding [Member]
Related Party Transaction [Line Items]
Aggregate shipbuilding and site supervision costs	$ 4,500		$ 4,500		$ 3,000